Commitments and Contingencies	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
CIK0001815805 BROADSTONE ACQUISITION CORP.
Commitments and Contingencies

Note 6—Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants, and securities that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights pursuant to a registration rights agreement. These holders will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, these holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On October 14, 2020, the Underwriters partially exercised the over-allotment option to purchase an additional 530,301 Over-Allotment Units. The remaining over-allotment option expired unexercised on October 25, 2020.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $6.0 million and approximately $0.1 million in the aggregate, paid upon the closing of the Initial Public Offering in September 2020 and the Over-Allotment in October 2020, respectively. The underwriters reimbursed $390,000 to the Company to reimburse certain expenses in connection with the Initial Public Offering.

In addition, $0.35 per unit, or approximately $10.7 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Note 6—Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants, and securities that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights pursuant to a registration rights agreement. These holders will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, these holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On October 14, 2020, the Underwriters partially exercised the over-allotment option to purchase an additional 530,301 Over-Allotment Units. The remaining over-allotment option expired unexercised on October 25, 2020.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $6.0 million and approximately $0.1 million in the aggregate, paid upon the closing of the Initial Public Offering in September 2020 and the Over-Allotment in October 2020, respectively. The underwriters reimbursed $390,000 to the Company to reimburse certain expenses in connection with the Initial Public Offering.

In addition, $0.35 per unit, or approximately $10.7 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On June 10, 2021, the Company, Broadstone Sponsor LLP, Vertical Aerospace Ltd., a Cayman Islands exempted company with limited liability (“Pubco”), Vertical Merger Sub Ltd., a Cayman Islands exempted company with limited liability and a wholly owned subsidiary of Pubco (“Merger Sub”), Vertical Aerospace Group Ltd., a private limited company incorporated in England and Wales (“Vertical”), Vincent Casey, solely in his capacity as the representative of the shareholders of Vertical and the shareholders of the Vertical thereto (the “Vertical Shareholders”) entered into a Business Combination Agreement (the “Business Combination Agreement”), which, among other things, provides for (a) the merger of the Company with Merger Sub (the “Merger”), with the Company surviving the Merger and the shareholders of the Company becoming shareholders of Pubco, which will become a new public company, and (b) upon the effectiveness of such Merger, the exchange of 100% of the outstanding ordinary shares of Vertical by the Vertical Shareholders for ordinary shares of Pubco. Pubco is a newly formed entity that was formed for the sole purpose of entering into and consummating the transactions set forth in the Business Combination Agreement.

The Business Combination Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Business Combination Agreement.

In connection with the foregoing and concurrently with the execution of the Business Combination Agreement, Pubco and Broadstone entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”) pursuant to which the PIPE Investors agreed to subscribe for and purchase, and Pubco agreed to issue and sell to such PIPE Investors, an aggregate of 9,400,000 ordinary shares, par value $0.0001 per share, of Pubco (the “Pubco Ordinary Shares”), at $10.00 per share for gross proceeds of $94,000,000 (the “PIPE Financing”) on the date of closing of the Business Combination. The Pubco Ordinary Shares to be issued under the Subscription Agreements are being issued in private placement transactions pursuant to an exemption from registration requirements of the Securities Act and have not been, and will not be, registered under the U.S. Securities Act of 1933, as amended. Pubco will grant the PIPE Investors certain registration rights in connection with the PIPE Financing. The PIPE Financing is contingent upon, among other things, the closing of the Business Combination.

In addition, Pubco entered into a subscription agreement dated October 26, 2021 (the “Convertible Senior Secured Notes Subscription Agreement”) with a certain third-party investor (the “Convertible Senior Secured Notes Investor”), pursuant to which such investor has agreed to purchase $200 million aggregate principal amount of convertible senior secured notes, which will bear interest at a rate of 7.00% per annum for cash interest or 9.00% per annum paid-in-kind, selected at the option of the Company, will be paid semi-annually and will be convertible for Pubco ordinary shares (the “Convertible Senior Secured Notes”). In connection with the execution of the Convertible Senior Secured Notes Subscription Agreement, Pubco agreed to issue 4,000,000 warrants which will be exercisable for one Pubco Ordinary Share each, with an exercise price of $11.50 per Pubco Ordinary Share. (the “Convertible Notes Warrants”), to the Convertible Senior Secured Notes Investor immediately after Closing. The offering of the Convertible Senior Secured Notes and Convertible Notes Warrants is conditioned upon and expected to close concurrently with the closing of the Business Combination.